Cover	Oct. 11, 2021
Cover [Abstract]
Entity Registrant Name	SilverBow Resources, Inc.
Entity Central Index Key	0000351817
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address Address Line 1	920 Memorial City Way
Entity Address Address Line 2	Suite 850
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024
City Area Code	281
Local Phone Number	874-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SBOW
Security Exchange Name	NYSE